Earnings and Dividends Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings and Dividends Per Share [Abstract]
Reconciliation of net income loss from continuing operations and number of common shares used in computations of "Basic" EPS and "Diluted" EPS

	For the Year Ended December 31,
	2011	2010	2009
Basic Earnings:
Continuing Operations:
Loss from continuing operations	$(7,515)	$(161,385)	$(224,537)
Plus: Gain on disposition of real estate	7,079	1,318	9,127
Plus: Income (loss) attributable to non-controlling interests	3,543	12,071	(711)

Income (loss) from continuing operations attributable to DDR	3,107	(147,996)	(216,121)
Write-off of preferred share original issuance costs	(6,402)	—	—
Preferred dividends	(31,587)	(42,269)	(42,269)

Basic — Loss from continuing operations attributable to DDR common shareholders	(34,882)	(190,265)	(258,390)
Less: Earnings attributable to unvested shares and operating partnership units	(488)	(155)	(259)

Basic — Loss from continuing operations	$(35,370)	$(190,420)	$(258,649)
Discontinued Operations:
Loss from discontinued operations	(18,961)	(87,654)	(188,230)
Plus: Income attributable to non-controlling interests	—	26,292	47,758

Basic — Loss from discontinued operations	(18,961)	(61,362)	(140,472)

Basic — Net loss attributable to DDR common shareholders after allocation to participating securities	$(54,331)	$(251,782)	$(399,121)

Diluted Earnings:
Continuing Operations:
Basic — Loss from continuing operations attributable to DDR common shareholders	$(34,882)	$(190,265)	$(258,390)
Less: Fair value of Otto Family warrants	(21,926)	—	—
Less: Earnings attributable to unvested shares and operating partnership units	(488)	(155)	(259)

Diluted — Loss from continuing operations	$(57,296)	$(190,420)	$(258,649)

Discontinued Operations:
Basic — Loss from discontinued operations	(18,961)	(61,362)	(140,472)

Diluted — Net loss attributable to DDR common shareholders after allocation to participating securities	$(76,257)	$(251,782)	$(399,121)

Number of Shares:
Basic — Average shares outstanding	270,278	244,712	158,816

Effective of dilutive securities — Warrants	1,194	—	—

Diluted — Average shares outstanding	271,472	244,712	158,816

Basic Earnings Per Share:
Loss from continuing operations attributable to DDR common shareholders	$(0.13)	$(0.78)	$(1.63)
Loss from discontinued operations attributable to DDR common shareholders	(0.07)	(0.25)	(0.88)

Net loss attributable to DDR common shareholders	$(0.20)	$(1.03)	$(2.51)

Dilutive Earnings Per Share:
Loss from continuing operations attributable to DDR common shareholders	$(0.21)	$(0.78)	$(1.63)
Loss from discontinued operations attributable to DDR common shareholders	(0.07)	(0.25)	(0.88)

Net loss attributable to DDR common shareholders	$(0.28)	$(1.03)	$(2.51)